Material Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2025
Software [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Brand [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	20 years
Contents IP [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	7 years
Contents IP [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	8 years